CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows [Abstract]
Underwriters' commissions on issuance of initial public offering	$ 5,980
Increase in restricted cash for Safeguard Program	85,916	$ 102,620	$ 76,121
Decrease in restricted cash for Safeguard Program	$ (88,631)	$ (101,158)	$ (69,107)